Subsequent Events (Details) - USD ($)				1 Months Ended
	Nov. 03, 2021	Oct. 13, 2021	Oct. 04, 2021	Oct. 26, 2021	Oct. 21, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 5,000,000
Shall deliver shares		30,000
Business combination description	the Company entered into sales agreement with Code Chain New Continent Limited (“CCNC”), a vertically integrated cryptocurrency miner, for cryptocurrency mining machines. Pursuant to the sales agreement, the Company agreed to deliver 10,000 units of 100 TH/S KOI mining machines worth US$65 million in the second half of 2022. This agreement also provides CCNC with an option to purchase 10,000 additional mining machines.			the Company entered into a strategic partnership with Meten Holding Group Ltd. (“Meten”). The partnership will primarily focus on research and development support for blockchain applications, and in establishing a supply chain for cryptocurrency mining. The agreement includes an initial order from Meten for 1,500 Bitcoin mining machines worth US$12 million. Meten also has an option to purchase additional machines.	the Company agreed to supply MinerVa Semiconductor Corp. (“MinerVa”) with 25,000 units of its 100 TH/S MinerVa MV7 ASIC to build the MinerVa family of crypto miners. MinerVa is a premier high-performance ASIC design and manufacturing company and is the distributor of industrial grade crypto miners to leading global large-scale mining companies. As of October 29, 2021, the Company has received deposit for the crypto miners of $20 million.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Payable amount						$ 2,500,000	$ 2,500,000